Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Schedule of property, plant and equipment

(a)

							Prepayments
							for purchase
				Research	Office		of equipment
		Building		and	furniture		and
		and		development	and		construction
	Land	improvements	Machinery	equipment	equipment	Others	in progress	Total

	(in thousands)
Cost
Balance at January 1, 2020	$41,828	75,357	74,326	44,638	13,666	39,248	564	289,627
Acquisitions through business combinations	-	-	1,476	189	19	222	-	1,906
Additions	-	46	1,031	1,189	857	9,952	840	13,915
Transfers	-	-	386	178	-	(706)	(552)	(694)
Disposals	-	-	(2,350)	(730)	-	(15,720)	-	(18,800)
Effect of exchange rate changes	-	-	87	23	115	252	-	477
Balance at December 31, 2020	41,828	75,403	74,956	45,487	14,657	33,248	852	286,431
Additions	-	60	1,705	4,565	731	13,307	447	20,815
Transfers	-	-	783	69	-	-	(852)	-
Disposals	-	(79)	(5)	(895)	(2,286)	(106)	-	(3,371)
Effect of exchange rate changes	-	(1)	2	1	25	(7)	-	20
Balance at December 31, 2021	$41,828	75,383	77,441	49,227	13,127	46,442	447	303,895

Accumulated Depreciation
Balance at January 1, 2020	$-	20,124	54,215	36,519	10,986	28,845	-	150,689
Depreciation for the year	-	4,523	5,644	3,469	994	7,243	-	21,873
Transfers	-	-	(1)	-	-	102	-	101
Disposals	-	-	(2,350)	(725)	-	(15,604)	-	(18,679)
Effect of exchange rate changes	-	-	68	20	96	189	-	373
Balance at December 31, 2020	-	24,647	57,576	39,283	12,076	20,775	-	154,357
Depreciation for the year	-	4,232	5,824	2,551	1,048	5,949	-	19,604
Disposals	-	(79)	(5)	(895)	(2,286)	(89)	-	(3,354)
Effect of exchange rate changes	-	-	-	2	21	29	-	52
Balance at December 31, 2021	$-	28,800	63,395	40,941	10,859	26,664	-	170,659

Carrying amounts
At December 31, 2020	$41,828	50,756	17,380	6,204	2,581	12,473	852	132,074
At December 31, 2021	$41,828	46,583	14,046	8,286	2,268	19,778	447	133,236

Schedule of estimated useful lives of property plant and equipment

Buildings	25 years
Building improvements	4-16 years
Machinery	4-10 years
Research and development equipment	2-6 years
Office furniture and equipment	3-8 years
Others	2-15 years

Summary of lease liabilities

	December 31,	December 31,
	2020	2021

	(in thousands)
Current portion (classified under other current liabilities)	$3,068	4,602
Non-current portion (classified under other non-current liabilities)	7,386	11,258
	$10,454	15,860

Summary of additional lease information

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Expenses relating to short-term leases	$313	258	162
Expenses relating to low-value asset leases	$143	230	342
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$1,631	2,018	1,874

Summary of reconciliation of lease liabilities to cash flows arising from financing activities

The reconciliation of lease liabilities to cash flows arising from financing activities was as follows:

	Year ended December 31,
	2020	2021

	(in thousands)

Balance at beginning of year	$4,220	10,454
Change from financing activities:
Payment of lease liabilities	(2,608)	(4,668)
Total change from financing activities	(2,608)	(4,668)
Other changes:
New lease	8,474	11,247
Interest expense	155	213
Interest paid	(155)	(213)
Effect of exchange rate changes	368	(1,173)
Total liability-related other changes	8,842	10,074
Balance at end of year	$10,454	15,860